7. DISTRIBUTION AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2013
Distribution Agreement Tables
Assumptions for fair value of warrrants

Fair value of common shares	$7.24

Term (years)	5.00

Term-matched risk-free interest rate	1.74%

Term-matched stock volatility	40%

Exercise price	$9.05